INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ in Thousands, T in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) T km	Dec. 31, 2023 USD ($) T km MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2019
Disclosure of unconsolidated structured entities [line items]
Net sales		$ 17,610,092	$ 16,414,466	$ 16,090,744
Non-current assets	$ 12,148,560	12,148,560	8,647,510
Current assets	12,030,544	12,030,544	8,844,038
Non-current liabilities	3,566,643	3,566,643	1,506,325
Current liabilities	3,800,602	3,800,602	2,216,830
Equity	16,811,859	16,811,859	13,768,393	$ 12,235,038		$ 8,443,153
Borrowings	2,146,414	2,146,414	1,031,865
Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Net sales	37,000
Profit (loss) from continuing operations	17,000
Non-current assets	163,000	163,000
Current assets	40,000	40,000
Non-current liabilities	48,000	48,000
Current liabilities	11,000	11,000
Equity	$ 143,000	$ 143,000
Number of tons | T	1,030	1,030
MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Number of networks managed | km	1,634	1,634
Usiminas | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		11.41%
Net sales	$ 727,000
Profit (loss) from continuing operations	148,000
Non-current assets	2,779,000	$ 2,779,000
Current assets	954,000	954,000
Non-current liabilities	1,709,000	1,709,000
Current liabilities	704,000	704,000
Equity	1,320,000	$ 1,320,000
Usiminas | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		70.00%
CSN | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		18.60%
Congonhas Minérios | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		18.60%
Vale S.A. | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		10.90%
Gerdau
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		1.30%
Wide Group of Small Investors | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		6.50%
Nippon Steel Corporation | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		30.00%
Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement					$ 68,000
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts (per year) | MW		900
Net sales		$ 444,000	580,000
Profit (loss) from continuing operations		55,000	55,000
Non-current assets	766,000	766,000	766,000
Current assets	175,000	175,000	131,000
Non-current liabilities	466,000	466,000	527,000
Current liabilities	232,000	232,000	181,000
Equity	243,000	243,000	$ 189,000
Subordinated liabilities	136,300	$ 136,300
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		48.00%
Proportion of ownership interest in associate's power supply (percent)		78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		30.00%
Techgen S.A. de C.V. | Ternium Investments S.à.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		22.00%
Proportion of ownership interest in associate's power supply (percent)		22.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Debt instrument, average life							4 years 3 months 18 days
Debt instrument, percentage of debt service reserve account							10.00%
Borrowings	267,000	$ 267,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement	$ 55,000	$ 55,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | London Interbank Offered Rate (LIBOR) | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings, adjustment to interest rate basis							1.70%